Note 5 - Investments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
5.	Investments

Term deposits, bearing interest at rates varying between
1.30%
and
1.88%
and maturing on various dates up to
October 1, 2019,
were classified as follows.

	December 31, 2017	December 31, 2016	December 31, 2015

Short-term investments	$30,000,000	$30,000,000	$-
Long-term investments	$75,000,000	-	$-
	$105,000,000	$30,000,000	$-

The objective for holding term deposits is to invest the Company’s excess cash resources in investment vehicles that provide a better rate of return compared to the Company’s interest bearing operating bank accounts with limited risk to the principal amount invested. The Company intends to match the maturities of its term deposits with the cash requirements of the Company’s operating activities.